UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Marcus Schloss & Co., Inc.
Address:   One Whitehall Street
           New York, NY  10004

Form 13F File Number:   28-6350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Vice President
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             November 9, 2001

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    $153,695


List of Other Included Managers:

      No.         Form 13F File Number                Name

      01          28-6788                             Rexford Management, Inc.

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                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole   Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ----   ------ ----

Entrust Technologies Inc.              Com        293848107      868   304,500   Sh          Sole               304,500    0    0
Hanover Direct Inc.                    Com        410783104        7    27,000   Sh          Sole                27,000    0    0
Microsoft Corp.                        Com        594918104      256     5,000   Sh          Sole                 5,000    0    0
Williams Communications Group          CL A       969455104      246   208,200   Sh          Sole               208,200    0    0
Wisconsin Central Transportation Corp. Com        976592105      119     7,000   Sh          Sole                 7,000    0    0
Dime Bancorp Inc.                      Com        25429Q102   10,196   259,300   Sh        Defined        01    259,300    0    0
Duramed Pharmaceuticals Inc.           Com        266354109    2,771   136,900   Sh        Defined        01    136,900    0    0
Louis Dreyfus Natural Gas Corp.        Com        546011107    2,657    68,300   Sh        Defined        01     68,300    0    0
Newport News Shipbuilding Inc.         Com        652228107    2,688    40,000   Sh        Defined        01     40,000    0    0
Ralston Purina Co.                     Com        751277302    7,623   232,400   Sh        Defined        01    232,400    0    0
SCI Systems Inc.                       Com        783890106      444    24,700   Sh        Defined        01     24,700    0    0
Sensormatic Electronics Corp.          Com        817265101    1,825    77,400   Sh        Defined        01     77,400    0    0
Texaco Inc.                            Com        881694103   44,596   686,100   Sh        Defined        01    686,100    0    0
Westvaco Corp.                         Com        961548104      789    30,700   Sh        Defined        01     30,700    0    0
Wisconsin Central Transportation Corp. Com        976592105    6,123   358,500   Sh        Defined        01    358,500    0    0
Dime Bancorp Inc.                      Com        25429Q102    8,867   225,500   Sh        Defined              225,500    0    0
Duramed Pharmaceuticals Inc.           Com        266354109    2,455   121,300   Sh        Defined              121,300    0    0
Louis Dreyfus Natural Gas Corp.        Com        546011107    2,354    60,500   Sh        Defined               60,500    0    0
Newport News Shipbuilding Inc.         Com        652228107    2,802    41,700   Sh        Defined               41,700    0    0
Ralston Purina Co.                     Com        751277302    7,265   221,500   Sh        Defined              221,500    0    0
SCI Systems Inc.                       Com        783890106      500    27,800   Sh        Defined               27,800    0    0
Sensormatic Electronics Corp.          Com        817265101    1,634    69,300   Sh        Defined               69,300    0    0
Texaco Inc.                            Com        881694103   39,644   609,900   Sh        Defined              609,900    0    0
Westvaco Corp.                         Com        961548104      876    34,100   Sh        Defined               34,100    0    0
Wisconsin Central Transportation Corp. Com        976592105    6,090   356,559   Sh        Defined              356,559    0    0